Income Taxes - Reconciliation of Gross Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Balance at January 1	$ 10,433	$ 12,573	$ 39,862
Increases in tax positions for current year	1,756	20	772
Increases in tax positions for prior years	1,562	459	1,086
Decreases in tax positions for prior years	(2,565)	(608)	(28,451)
Settlement of tax matters	(5,992)	(834)	(696)
Lapse of applicable statutes of limitations	(1,319)	(1,177)	0
Balance at December 31	$ 3,875	$ 10,433	$ 12,573